Guarantees and product warranty (Tables)	12 Months Ended
Dec. 31, 2011
Guarantees and product warranty
Guarantees

(Millions of dollars)	2011	2010	2009
Caterpillar dealer guarantees	$140	$185	$313
Customer guarantees	186	170	226
Limited indemnity	11	17	20
Other guarantees	28	48	64
Total guarantees	$365	$420	$623

Product warranty

(Millions of dollars)	2011	2010	2009
Warranty liability, January 1	$1,035	$1,049	$1,201
Reduction in liability (payments)	(926)	(855)	(1,032)
Increase in liability (new warranties)	1,199	841	880
Warranty liability, December 31	$1,308	$1,035	$1,049